PROPERTY, PLANT AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about property, plant and equipment [abstract]
Summary of Property, Plant and Equipment

	2022	2021
Cost	378,877,904	371,614,809
Accumulated depreciation	(225,406,578)	(213,257,318)
Total	153,471,326	158,357,491
Land	1,994,202	1,997,228
Plant and buildings	25,429,861	26,722,228
Machinery, equipment and spare parts	112,275,374	112,868,080
Transportation and load vehicles	2,303,636	2,897,618
Furniture and fixtures	184,367	185,000
Fields and quarries	9,456,847	9,795,305
Tools	174,413	200,782
Construction in process	1,652,626	3,691,250
Total	153,471,326	158,357,491
Cost

	Land	Buildings	Machinery, equipment and spare parts	Transportation and load vehicles	Furniture and fixtures	Fields and quarries	Tools	Works in process	Total
Balance as of January 1, 2021	1,997,228	95,829,190	116,161,219	24,211,927	6,766,290	38,582,997	1,236,449	74,567,240	359,352,540
Additions	—	—	—	—	—	—	—	13,365,446	13,365,446
Disposal	—	(300,637)	(198,953)	(542,946)	—	(60,641)	—	—	(1,103,177)
Transfers	—	1,122,787	79,429,411	604,680	91,948	2,890,962	101,648	(84,241,436)	—
Balance as of December 31, 2021	1,997,228	96,651,340	195,391,677	24,273,661	6,858,238	41,413,318	1,338,097	3,691,250	371,614,809
Additions	—	156,767	—	—	—	74,989	—	8,415,327	8,647,083
Disposal	(3,026)	(630,733)	(118,894)	(221,965)	(3,334)	(403,930)	(2,106)	—	(1,383,988)
Transfers	—	1,237,269	4,737,425	1,080,258	137,734	3,218,959	42,306	(10,453,951)	—
Balance as of December 31, 2022	1,994,202	97,414,643	200,010,208	25,131,954	6,992,638	44,303,336	1,378,297	1,652,626	378,877,904
Accumulated depreciation and impairment in value

	Buildings	Machinery, equipment and spare parts	Transportation and load vehicles	Furniture and fixtures	Fields and quarries	Tools	Total
Balance as of January 1, 2021	(67,354,823)	(78,931,826)	(20,487,858)	(6,614,368)	(27,415,005)	(1,078,030)	(201,881,910)
Impairment charge	(137,241)	(159,893)	—	—	—	(603)	(297,737)
Disposal	55,884	187,996	533,734	—	—	—	777,614
Depreciation	(2,492,932)	(3,619,874)	(1,421,919)	(58,870)	(4,203,008)	(58,682)	(11,855,285)
Balance as of December 31, 2021	(69,929,112)	(82,523,597)	(21,376,043)	(6,673,238)	(31,618,013)	(1,137,315)	(213,257,318)
Disposal	572,248	95,743	193,145	3,334	374,055	2,106	1,240,631
Depreciation charge	(2,627,918)	(5,306,980)	(1,645,420)	(138,367)	(3,602,531)	(68,675)	(13,389,891)
Balance as of December 31, 2022	(71,984,782)	(87,734,834)	(22,828,318)	(6,808,271)	(34,846,489)	(1,203,884)	(225,406,578)